Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Common Class A [Member]
Denominator:
Weighted average shares outstanding used in loss per share - basic	85,071,691	85,071,691	86,584,100	86,883,011
Weighted average shares outstanding used in loss per share - diluted	85,071,691	85,071,691	86,584,100	86,883,011
Loss per share - basic | (per share)	¥ (6.38)	$ (0.9)	¥ (9.35)	¥ (7.65)
Loss per share - diluted | (per share)	¥ (6.38)	$ (0.9)	¥ (9.35)	¥ (7.65)
Common Class B [Member]
Denominator:
Weighted average shares outstanding used in loss per share - basic	17,324,848	17,324,848	17,324,848	17,324,848
Weighted average shares outstanding used in loss per share - diluted	17,324,848	17,324,848	17,324,848	17,324,848
Loss per share - basic | (per share)	¥ (6.38)	$ (0.9)	¥ (9.35)	¥ (7.65)
Loss per share - diluted | (per share)	¥ (6.38)	$ (0.9)	¥ (9.35)	¥ (7.65)
Common Stock [Member] | Common Class A [Member]
Numerator:
Net loss attributable to ordinary shareholders	¥ (543,089)	$ (76,492)	¥ (809,298)	¥ (664,244)
Denominator:
Weighted-average number of ordinary shares outstanding	85,188,137	85,188,137	87,005,610	87,556,581
Effect of unvested restricted shares	(116,446)	(116,446)	(421,510)	(673,570)
Common Stock [Member] | Common Class B [Member]
Numerator:
Net loss attributable to ordinary shareholders	¥ (110,600)	$ (15,578)	¥ (161,935)	¥ (132,453)
Denominator:
Weighted-average number of ordinary shares outstanding	17,324,848	17,324,848	17,324,848	17,324,848
Effect of unvested restricted shares	0	0	0	0